Unit Activity (Tables)	12 Months Ended
Dec. 31, 2021
Unit Activity [Abstract]
Schedule of Units of Partnership Interest
The changes in contract owner units outstanding for the Real Property Account by product for the period from April 1, 2021 to December 31, 2021, for the period ended March 31, 2021, and for the years ended December 31, 2020 and 2019 were as follows:

For the period from April 1, 2021 to December 31, 2021	VAL	VLI	SPVA	SPVL	TOTAL
Units issued	1,823	328	—	—	2,151
Units redeemed	(119,555)	(19,896)	—	(12)	(139,463)

For the period ended March 31, 2021	VAL	VLI	SPVA	SPVL	TOTAL
Units issued	4,600	314	—	—	4,914
Units redeemed	(28,798)	(5,146)	—	(4)	(33,948)

December 31, 2020	VAL	VLI	SPVA	SPVL	TOTAL
Units issued	24,848	3,668	—	—	28,516
Units redeemed	(76,713)	(21,347)	—	(2,130)	(100,190)

December 31, 2019	VAL	VLI	SPVA	SPVL	TOTAL
Units issued	19,689	2,939	—	—	22,628
Units redeemed	(65,897)	(18,737)	—	(4,756)	(89,390)